UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 35.9%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.956%	6/12/24	$1,150,000	$1,138,190	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.784%	5/15/25	920,000	917,794	(a)
Verizon Communications, Inc., Senior Notes (3 mo. USD LIBOR + 0.550%)	3.213%	5/22/20	1,000,000	1,004,662	(a)

Total Diversified Telecommunication Services				3,060,646

Media - 1.8%
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	480,000	478,800	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	4.386%	2/1/24	900,000	894,952	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	135,352
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	3.197%	4/1/21	2,000,000	2,001,466	(a)(b)

Total Media				3,510,570

Wireless Telecommunication Services - 0.8%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	474,900
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	93,584
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	3/20/23	343,750	342,461	(b)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.769%	1/16/24	720,000	713,042	(a)

Total Wireless Telecommunication Services				1,623,987

TOTAL COMMUNICATION SERVICES				8,195,203

CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.9%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.410%)	3.207%	4/12/21	1,000,000	998,967	(a)(b)
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.550%)	3.288%	5/4/21	400,000	398,616	(a)(b)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.930%)	3.668%	11/4/19	620,000	618,340	(a)
General Motors Co., Senior Notes (3 mo. USD LIBOR + 0.800%)	3.539%	8/7/20	400,000	397,994	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	$330,000	$331,627
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.850%)	3.647%	4/9/21	1,000,000	990,679	(a)

Total Automobiles				3,736,223

Hotels, Restaurants & Leisure - 0.3%
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	250,000	251,875	(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	450,000	439,875	(b)

Total Hotels, Restaurants & Leisure				691,750

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	330,000	326,292

Multiline Retail - 1.0%
Dollar Tree Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	3.473%	4/17/20	2,000,000	2,000,751	(a)

Specialty Retail - 0.8%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	2.936%	3/1/22	490,000	489,608	(a)
Lowe’s Cos Inc., Senior Notes (3 mo. USD LIBOR + 0.240%)	3.027%	4/15/19	660,000	660,225	(a)
Lowe’s Cos Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	3.187%	9/10/19	500,000	500,710	(a)

Total Specialty Retail				1,650,543

TOTAL CONSUMER DISCRETIONARY				8,405,559

CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.996%	2/1/21	190,000	192,800	(a)
Constellation Brands Inc., Senior Notes (3 mo. USD LIBOR + 0.700%)	3.384%	11/15/21	740,000	737,128	(a)

Total Beverages				929,928

Food Products - 0.1%
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	160,000	158,685	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 0.4%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	$390,000	$380,141
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	210,000	208,808
Reynolds American Inc., Senior Notes	3.250%	6/12/20	172,000	171,936

Total Tobacco				760,885

TOTAL CONSUMER STAPLES				1,849,498

ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	180,807

Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	184,000	189,151
BP Capital Markets PLC, Senior Notes (3 mo. USD LIBOR + 0.870%)	3.658%	9/16/21	900,000	912,323	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.410%)	3.094%	11/15/19	1,050,000	1,052,548	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	3.145%	3/3/22	800,000	805,398	(a)
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.370%)	2.978%	3/6/22	640,000	643,759	(a)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	90,000	91,817
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	235,000	247,922
Range Resources Corp., Senior Notes	4.875%	5/15/25	500,000	460,469
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	3.147%	5/11/20	330,000	331,610	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	3.703%	4/10/19	600,000	600,292	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	480,000	512,100	(b)

Total Oil, Gas & Consumable Fuels				5,847,389

TOTAL ENERGY				6,028,196

FINANCIALS - 17.6%
Banks - 12.0%
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	3.209%	8/27/21	960,000	960,886	(a)(b)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	194,113

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.560%)	4.359%	4/11/22	$1,000,000	$1,007,279	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.667%	4/1/19	1,580,000	1,581,367	(a)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.160%)	3.921%	1/20/23	1,500,000	1,517,461	(a)
Bank of Montreal, Senior Notes (3 mo. USD LIBOR + 0.460%)	3.257%	4/13/21	1,000,000	1,002,699	(a)
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	3.721%	7/20/23	1,000,000	1,003,511	(a)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	4.063%	5/16/24	1,000,000	968,820	(a)
BB&T Corp., Senior Notes (3 mo. USD LIBOR + 0.570%)	3.358%	6/15/20	1,000,000	1,002,873	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	468,180
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,000,000	1,008,975	(a)(d)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	3.574%	4/8/19	530,000	530,274	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	3.729%	7/24/23	1,500,000	1,502,995	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	4.056%	9/1/23	1,000,000	1,017,120	(a)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	940,000	942,921
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.737%	6/10/20	980,000	987,877	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.977%	7/1/21	350,000	354,849	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	3.524%	10/31/22	1,500,000	1,496,263	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	4.131%	4/23/21	380,000	385,913	(a)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.683%	5/18/24	1,150,000	1,140,038	(a)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	3.141%	4/30/21	330,000	330,401	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	3.579%	10/16/23	$1,000,000	$1,000,069	(a)
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	3.121%	5/24/21	330,000	330,501	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	90,000	90,614
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	3.085%	4/26/21	1,000,000	1,000,862	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/4/19	1,020,000	990,904	(a)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.627%	2/11/22	1,000,000	1,007,483	(a)

Total Banks				23,825,248

Capital Markets - 1.8%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.553%	8/17/20	530,000	535,520	(a)
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 1.050%)	3.801%	10/30/23	800,000	806,677	(a)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 0.550%)	3.247%	2/10/21	1,000,000	1,001,257	(a)
UBS AG Stamford CT, Senior Notes (3 mo. USD LIBOR + 0.850%)	3.476%	6/1/20	1,090,000	1,097,499	(a)

Total Capital Markets				3,440,953

Consumer Finance - 2.4%
American Express Credit Corp., Senior Notes	2.600%	9/14/20	630,000	627,066
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	3.045%	3/3/20	1,000,000	1,002,407	(a)
Capital One Financial Corp., Senior Notes (3 mo. USD LIBOR + 0.760%)	3.458%	5/12/20	1,000,000	1,004,236	(a)
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	3.194%	5/15/23	2,000,000	1,983,471	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.021%	5/3/19	210,000	209,685

Total Consumer Finance				4,826,865

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - 0.6%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	$420,000	$472,931
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	670,000	668,439	(b)

Total Diversified Financial Services				1,141,370

Insurance - 0.8%
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.430%)	3.233%	3/29/21	600,000	596,836	(a)
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	3.433%	3/29/23	1,000,000	993,211	(a)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	1,626	2,220	(b)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.803%	2/12/23	7,045	7,124	(a)(b)

Total Insurance				1,599,391

TOTAL FINANCIALS				34,833,827

HEALTH CARE - 2.9%
Biotechnology - 0.3%
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.263%	5/22/19	350,000	350,404	(a)
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	170,000	169,397

Total Biotechnology				519,801

Health Care Equipment & Supplies - 0.3%
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.638%	6/6/22	330,000	329,045	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.554%	3/19/21	250,000	249,023	(a)

Total Health Care Equipment & Supplies				578,068

Health Care Providers & Services - 0.9%
CVS Health Corp., Senior Notes (3 mo. USD LIBOR + 0.720%)	3.487%	3/9/21	1,900,000	1,903,661	(a)

Pharmaceuticals - 1.4%
Allergan Funding SCS, Senior Notes (3 mo. USD LIBOR + 1.255%)	4.031%	3/12/20	1,000,000	1,007,537	(a)
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	3.072%	2/10/20	620,000	622,084	(a)
Pfizer Inc., Senior Notes (3 mo. USD LIBOR + 0.330%)	3.118%	9/15/23	1,000,000	998,920	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	$30,000	$29,271
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	50,000	47,540

Total Pharmaceuticals				2,705,352

TOTAL HEALTH CARE				5,706,882

INDUSTRIALS - 1.8%
Aerospace & Defense - 1.3%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	3.077%	5/11/21	600,000	601,857	(a)
United Technologies Corp., Senior Notes (3 mo. USD LIBOR + 0.650%)	3.333%	8/16/21	2,000,000	2,000,545	(a)

Total Aerospace & Defense				2,602,402

Airlines - 0.0%
Delta Air Lines Pass Through Trust, Certificates	8.021%	8/10/22	8,179	9,000

Building Products - 0.3%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	500,000	477,500	(b)

Machinery - 0.2%
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.240%)	3.016%	3/12/21	370,000	369,355	(a)

TOTAL INDUSTRIALS				3,458,257

INFORMATION TECHNOLOGY - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.350%)	3.047%	5/11/22	1,000,000	1,003,037	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	480,000	488,988	(b)

TOTAL INFORMATION TECHNOLOGY				1,492,025

MATERIALS - 0.4%
Chemicals - 0.2%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	372,870	(b)

Metals & Mining - 0.2%
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	500,000	493,990

TOTAL MATERIALS				866,860

UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	300,000	293,806

TOTAL CORPORATE BONDS & NOTES (Cost - $71,122,978)				71,130,113

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 26.2%
Academic Loan Funding Trust, 2012-1A A2 (1 mo. USD LIBOR + 1.100%)	3.590%	12/27/44	$347,331	$350,033	(a)(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	4.156%	5/1/26	450,000	450,213	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.326%	5/1/27	160,000	160,163	(a)(b)
Ally Master Owner Trust, 2017-3 A1 (1 mo. USD LIBOR + 0.430%)	2.919%	6/15/22	1,100,000	1,102,302	(a)
Ameriquest Mortgage Securities Inc., 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.990%	9/25/35	360,000	360,677	(a)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	4.249%	4/24/29	750,000	750,331	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.867%	4/15/31	750,000	744,041	(a)(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	3.753%	7/17/26	310,725	310,008	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	400,000	394,441	(b)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	3.290%	3/25/37	471,357	456,122	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	4.127%	4/13/27	500,000	500,296	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.831%	11/23/25	248,557	248,858	(a)(b)
Capital One Multi-Asset Execution Trust, 2014-A3 A3 (1 mo. USD LIBOR + 0.380%)	2.869%	1/18/22	2,500,000	2,500,267	(a)
Capital One Multi-Asset Execution Trust, 2016-A7 A7 (1 mo. USD LIBOR + 0.510%)	2.999%	9/16/24	1,500,000	1,510,425	(a)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.981%	7/20/31	500,000	497,681	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.851%	10/20/28	260,000	259,397	(a)(b)
CIFC Funding Ltd., 2013-2A A1LR (3 mo. USD LIBOR + 1.210%)	3.990%	10/18/30	500,000	497,456	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	4.121%	4/23/29	250,000	250,055	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Citigroup Mortgage Loan Trust Inc., 2007-WFH3 A3 (1 mo. USD LIBOR + 0.250%)	2.740%	6/25/37	$433,350	$432,410	(a)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	4.037%	7/15/26	543,805	543,792	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	4.007%	1/15/29	750,000	747,148	(a)(b)
Dryden 71 CLO Ltd., 2018-71A A (3 mo. USD LIBOR + 1.150%)	3.842%	1/15/29	500,000	500,646	(a)(b)
Flatiron Clo Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	3.934%	5/15/30	780,000	777,984	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2 (1 mo. USD LIBOR + 0.570%)	3.059%	1/15/22	2,300,000	2,306,527	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	680,949
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.851%	7/25/27	520,000	517,334	(a)(b)
Hertz Vehicle Financing II LP, 2015-1A B	3.520%	3/25/21	950,000	947,631	(b)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	380,000	375,638	(b)
Hyundai Auto Lease Securitization Trust, 2017-B A2B (1 mo. USD LIBOR + 0.280%)	2.769%	12/16/19	655,259	655,266	(a)(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	4.137%	7/15/26	250,000	248,102	(a)(b)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.787%	4/15/31	750,000	736,971	(a)(b)
Kubota Credit Owner Trust, 2018-1A A2	2.800%	2/16/21	472,546	472,486	(b)
LCM XXIII LTD., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	4.161%	10/20/29	500,000	500,585	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	1,220,000	1,219,071	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	2.880%	12/25/36	344,210	342,682	(a)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	3.689%	12/15/28	1,284,127	1,296,028	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	3.090%	4/25/40	1,455,502	1,450,399	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Student Loan Trust, 2016-6 A3 (1 mo. USD LIBOR + 1.300%)	3.790%	3/25/66	$2,000,000	$2,057,871	(a)(b)
Navient Student Loan Trust, 2016-7A A (1 mo. USD LIBOR + 1.150%)	3.640%	3/25/66	1,101,894	1,116,391	(a)(b)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.862%	12/7/20	630,593	631,974	(a)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	3.420%	8/25/34	750,501	745,675	(a)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	3.671%	10/25/41	637,841	639,110	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	3.915%	5/25/33	147,439	144,265	(a)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	4.094%	8/15/29	250,000	250,393	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	368,624	346,432
Option One Mortgage Loan Trust, 2007-FXD1 3A4	5.860%	1/25/37	660,288	651,740
OSCAR U.S. Funding Trust VI LLC, 2017-1A A2A	2.300%	5/11/20	80,592	80,753	(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.801%	4/30/27	550,000	546,742	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	3.843%	1/17/31	250,000	247,229	(a)(b)
Panhandle-Plains Higher Education Authority Inc., 2011-1 A2 (3 mo. USD LIBOR + 0.950%)	3.747%	7/1/24	165,301	165,455	(a)
PHEAA Student Loan Trust, 2013-2A A1 (1 mo. USD LIBOR + 0.550%)	3.040%	4/25/30	584,030	581,749	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.370%	8/25/33	302,687	298,442	(a)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	3.877%	1/15/30	650,000	643,662	(a)(b)
Saxon Asset Securities Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.050%)	3.540%	6/25/33	224,277	223,862	(a)
SLC Student Loan Trust, 2005-2 A3 (3 mo. USD LIBOR + 0.110%)	2.898%	3/15/27	988,537	988,201	(a)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	2.891%	1/25/27	927,545	922,775	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	2.911%	10/25/28	$1,103,787	$1,098,840	(a)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	2.921%	10/25/29	627,496	623,681	(a)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.921%	3/25/44	1,490,000	1,440,445	(a)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	2.941%	1/25/41	1,229,200	1,190,566	(a)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	3.140%	6/25/55	1,321,331	1,322,001	(a)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	122,794	122,268
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	3.939%	2/17/32	379,354	386,529	(a)(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.870%	10/25/36	1,467,000	1,439,329	(a)(b)
Symphony CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.030%)	3.817%	10/15/25	657,955	654,897	(a)(b)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%, 0.000% floor)	0.000%	2/15/29	520,000	520,000	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	4.459%	10/20/28	420,000	417,854	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	3.677%	4/15/29	1,180,000	1,166,539	(a)(b)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.871%	7/20/30	1,000,000	991,464	(a)(b)
Verizon Owner Trust, 2017-3A A1B (1 mo. USD LIBOR + 0.270%)	2.755%	4/20/22	2,000,000	2,003,681	(a)(b)
Voya CLO Ltd., 2014-2A A1R (3 mo. USD LIBOR + 1.250%)	4.023%	4/17/30	500,000	498,277	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.610%	10/15/31	500,000	497,367	(a)(b)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	4.317%	10/15/28	250,000	249,993	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $51,991,210)				52,000,867

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 16.7%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	3.369%	9/15/34	$500,000	$500,882	(a)(b)
Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	30,579	30,608
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	2.770%	2/25/37	737,010	673,169	(a)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.443%	9/26/45	1,540,000	1,191,778	(a)(b)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	2.655%	9/29/36	384,360	378,226	(a)(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.660%	5/28/36	833,643	828,110	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	3.590%	10/25/33	432,890	427,361	(a)
BX Commercial Mortgage Trust, 2018-BIOA A (1 mo. USD LIBOR + 0.671%)	3.160%	3/15/37	500,000	496,130	(a)(b)
CAMB Commercial Mortgage Trust (1 mo. USD LIBOR + 1.070%)	3.559%	12/15/37	990,000	995,055	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.790%	8/25/35	3,611	3,602	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	2.780%	10/25/35	13,491	13,441	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	2.690%	1/25/36	6,122	6,020	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	329,496
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	3.317%	6/11/32	945,000	941,868	(a)(b)
Cold Storage Trust, 2017-ICE3 A (1 mo. USD LIBOR + 1.000%)	3.489%	4/15/36	260,000	259,686	(a)(b)
Credit Suisse Mortgage Trust, 2010-3R 2A3	4.298%	12/26/36	470,000	477,113	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.236%	1/27/36	677,511	613,896	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	3.189%	12/29/45	124,248	124,469	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 2019 F	3.246%	6/1/28	23,159	23,261	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	4.690%	9/25/24	$162,750	$166,002	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	5.090%	12/25/27	152,738	155,056	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M3 (1 mo. USD LIBOR + 3.800%)	6.290%	3/25/29	440,000	486,853	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	4.990%	3/25/30	500,000	516,782	(a)
Federal Home Loan Mortgage Corp. (FHLMC), REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	2.839%	11/15/40	157,869	157,993	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.490%	11/25/24	314,925	351,280	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	8.490%	9/25/28	430,000	493,949	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.740%	1/25/29	440,000	490,716	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	6.040%	7/25/30	350,000	351,464	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	4.640%	10/25/30	320,000	311,849	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.740%	10/25/23	446,406	505,032	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.390%	11/25/24	215,183	243,041	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.890%	1/25/24	$560,000	$627,469	(a)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	3.170%	10/25/30	344,051	343,804	(a)(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	152,797	151,479	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.537%	3/25/42	1,168,764	1,215,994	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.447%	8/25/43	911,141	944,435	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	2.664%	3/25/27	61,812	61,940	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.417%	8/25/42	836,636	852,328	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	2.890%	5/25/42	114,998	113,878	(a)
First Horizon Alternative Mortgage Securities Trust, 2007-FA1 A6 (1 mo. USD LIBOR + 0.300%)	2.790%	3/25/37	1,232,293	690,355	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.909%	5/15/34	286,854	268,866	(a)(b)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	1,532,157	1,478,959
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	3.274%	12/19/59	142,026	141,751	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	3.007%	2/20/61	402,524	402,881	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.907%	3/20/63	710,055	708,127	(a)
GS Mortgage Securities Corp II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	3.185%	3/20/23	327,058	326,669	(a)(b)
GS Mortgage Securities Trust, 2018-CHLL A (1 mo. USD LIBOR + 0.750%)	3.239%	2/15/37	500,000	495,797	(a)(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	2.659%	9/26/37	496,165	487,191	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
HarborView Mortgage Loan Trust, 2004-2 2A1 (1 mo. USD LIBOR + 0.520%)	3.000%	6/19/34	$144,605	$143,251	(a)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	3.010%	11/25/35	474,272	429,568	(a)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	3.189%	6/15/34	500,000	496,681	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	383,118	377,749	(a)(b)
LB Commercial Conduit Mortgage Trust, 1998-C4 X, IO	2.127%	10/15/35	29,125	5	(a)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	4.989%	4/1/23	1,410,000	1,389,043	(a)(b)
LSTAR Securities Investment Trust Ltd., 2018-2 A1 (1 mo. USD LIBOR + 1.500%)	3.989%	4/1/23	333,201	332,658	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	540,000	549,253
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	3.339%	11/15/34	200,000	199,554	(a)(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 2A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.090%)	4.364%	12/26/46	619,258	631,375	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	487,047	489,081	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	253,223	254,825	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	3.150%	8/25/35	233,268	223,950	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	437,529	445,372
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2003-A1 M	6.559%	5/25/33	370,076	379,828	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	443,078	360,104	(b)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	10,827	8,096
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	3.040%	5/25/37	1,114,472	883,783	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Residential Accredit Loans Inc., Series Trust, 2006-QO7 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.800%)	3.132%	9/25/46	$464,989	$431,838	(a)
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	2.940%	11/25/33	108,575	106,382	(a)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.459%	6/15/33	561,000	561,032	(a)(b)
Sequoia Mortgage Trust, 9 2A	4.209%	9/20/32	142,329	139,552	(a)
Structured ARM Loan Trust, 2004-2 1A1	4.966%	3/25/34	230,891	230,427	(a)
Structured Asset Securities Corp., 2005-RF3 2A	4.212%	6/25/35	634,019	593,946	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.750%)	3.262%	11/11/34	303,202	302,318	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.565%	8/20/35	344,791	312,823	(a)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.890%	6/25/35	568,377	483,556	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	171,882
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	4.908%	11/25/34	305,241	314,802	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $32,755,637)				33,098,845

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.5%
U.S. Government Agencies - 2.5%
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	2.802%	9/20/21	5,000,000	5,009,406	(a)

U.S. Government Obligations - 3.0%
U.S. Treasury Notes	2.625%	6/30/23	640,000	642,950
U.S. Treasury Notes	2.750%	7/31/23	1,590,000	1,605,589
U.S. Treasury Notes	2.750%	8/31/23	1,800,000	1,818,352
U.S. Treasury Notes	1.875%	12/15/20	1,820,000	1,798,956

Total U.S. Government Obligations				5,865,847

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,840,337)				10,875,253

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 1.1%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.243%	1/31/25	$44,550	$43,949	(a)(f)(g)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.731%	2/22/24	61,600	61,523	(a)(f)(g)
Virgin Media Bristol LLC, Term Loan K (1 mo. USD LIBOR + 2.500%)	4.989%	1/15/26	40,000	39,795	(a)(f)(g)

Total Diversified Telecommunication Services				145,267

Media - 0.3%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	26,136	26,094	(a)(f)(g)
Numericable U.S. LLC, Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.176%	1/31/26	59,250	57,454	(a)(f)(g)
Univision Communications Inc., 2017 Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	3/15/24	639,758	597,175	(a)(f)(g)
Ziggo Secured Finance Partnership, Term LoanE (1mo. USDLIBOR + 2.500%)	4.989%	4/15/25	20,250	19,990	(a)(f)(g)

Total Media				700,713

TOTAL COMMUNICATION SERVICES				845,980

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, Term LoanB1 (1mo. USDLIBOR + 2.750%)	5.243%	5/2/22	88,872	88,761	(a)(f)(g)

Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co., Term LoanB3 (1mo. USDLIBOR + 2.250%)	4.743%	2/16/24	89,055	88,521	(a)(f)(g)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.243%	12/23/24	22,275	22,250	(a)(f)(g)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.239-5.243%	10/4/23	9,305	9,291	(a)(f)(g)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.240%	10/25/23	95,086	95,205	(a)(f)(g)
Scientific Games International Inc., Term Loan B5 (1mo. USD LIBOR + 2.750)	5.243-5.329%	8/14/24	16,038	15,916	(a)(f)(g)

Total Hotels, Restaurants & Leisure				231,183

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.0%
Michaels Stores Inc., 2018 Term Loan B (1 mo. USD LIBOR + 2.500%)	4.981-4.993%	1/30/23	$31,997	$31,827	(a)(f)(g)

TOTAL CONSUMER DISCRETIONARY				351,771

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings Inc., Term Loan A (1 mo. USD LIBOR + 2.000%)	4.490%	5/24/24	14,501	14,482	(a)(f)(g)

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.993%	8/18/22	54,198	54,056	(a)(f)(g)

INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.480%	1/15/25	100,762	100,819	(a)(f)(g)
XPO Logistics Inc., Term Loan (1 mo. USD LIBOR + 2.000%)	4.493%	2/24/25	89,129	88,424	(a)(f)(g)

Total Air Freight & Logistics				189,243

Airlines - 0.1%
American Airlines Inc., 2017 Class B Term Loan (1 mo. USD LIBOR + 2.000%)	4.489%	12/14/23	44,100	43,135	(a)(f)(g)
American Airlines Inc., 2018 Term Loan (1 mo. USD LIBOR + 1.750%)	4.229%	6/27/25	45,000	44,213	(a)(f)(g)

Total Airlines				87,348

Building Products - 0.0%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	11/15/23	3,943	3,897	(a)(f)(g)

Electrical Equipment - 0.0%
Generac Power Systems Inc., 2018 Term
Loan (1 mo. USD LIBOR + 1.750%)	4.259%	5/31/23	45,417	45,018	(a)(f)(g)(h)

Professional Services - 0.0%
Trans Union LLC, 2017 Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.493%	4/10/23	44,035	43,870	(a)(f)(g)

TOTAL INDUSTRIALS				369,376

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp., 2024 Term Loan (1 mo. USD LIBOR + 2.000%)	4.490%	4/26/24	263,209	263,184	(a)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.1%
Construction Materials - 0.0%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. USD LIBOR + 2.000%)	4.493%	10/31/23	$88,870	$88,471	(a)(f)(g)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Q (2 mo. USD LIBOR + 2.000%)	4.610%	10/3/22	77,484	77,398	(a)(f)(g)
Berry Global Inc., Term Loan R (1 mo. USD LIBOR + 2.000%)	4.517%	1/19/24	27,154	27,092	(a)(f)(g)
Reynolds Group Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	2/5/23	43,456	43,328	(a)(f)(g)

Total Containers & Packaging				147,818

TOTAL MATERIALS				236,289

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.493%	3/21/25	44,429	44,281	(a)(f)(g)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.481%	12/20/24	120,000	119,520	(a)(f)(g)

TOTAL REAL ESTATE				163,801

TOTAL SENIOR LOANS (Cost - $2,339,233)				2,298,939

MORTGAGE-BACKED SECURITIES - 1.1%
FHLMC - 0.2%
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	1.951%	6/1/43	441,006	439,293	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/29	1,596	1,753

Total FHLMC				441,046

FNMA - 0.2%
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.749%	9/1/37	366,145	382,533	(a)

GNMA - 0.7%
Government National Mortgage Association (GNMA) II	3.500%	3/20/49	200,000	201,809	(i)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.000%	9/20/20	41,679	41,777	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.500%	3/20/21	$30,924	$31,142	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.625%	6/20/22- 5/20/32	358,263	367,520	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.750%	8/20/22- 9/20/32	83,737	86,080	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.125%	10/20/22- 12/20/22	206,004	209,540	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.375%	1/20/24- 3/20/24	105,566	107,775	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.625%	5/20/26	48,299	49,622	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.750%	9/20/27	116,744	120,680	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	4.125%	10/20/27	116,771	120,570	(a)

Total GNMA				1,336,515

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,148,450)				2,160,094

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $171,197,845)				171,564,111

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 12.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $24,853,916)	2.430%	24,853,916	$24,853,916	(j)

TOTAL INVESTMENTS - 99.1% (Cost - $196,051,761)			196,418,027
Other Assets in Excess of Liabilities - 0.9%			1,854,725

TOTAL NET ASSETS - 100.0%			$198,272,752

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2019, the Fund held TBA securities with a total cost of $201,836.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At February 28, 2019, the total market value of investments in Affiliated Companies was $24,853,916 and the cost was $24,853,916 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put (Premiums received-$5,227)	3/22/19	$114.50	27	$27,000	$5,695

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	174	12/19	$42,135,113	$42,351,600	$216,487
90-Day EuroDollar	73	6/20	17,745,031	17,790,100	45,069
U.S. Treasury 5-Year Notes	180	6/19	20,657,421	20,621,250	(36,171)

					225,385

Contracts to Sell:
U.S. Treasury 10-Year Notes	43	6/19	5,250,965	5,246,000	4,965
U.S. Treasury 2-Year Notes	85	6/19	18,046,509	18,036,602	9,907
U.S. Treasury Long-Term Bonds	11	6/19	1,600,609	1,589,156	11,453

					26,325

Net unrealized appreciation on open futures contracts					$251,710

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$5,000,000	5/6/21	1.227% semi-annually	3-month LIBOR quarterly	—	$146,137
	3,750,000	11/30/21	1.940% semi-annually	3-month LIBOR quarterly	—	63,651
	8,205,000	3/20/24	3-month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.310% quarterly	$686	20,306

Total	$16,955,000				$686	$230,094

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$71,130,113	—	$71,130,113
Asset-Backed Securities	—	52,000,867	—	52,000,867
Collateralized Mortgage Obligations	—	33,098,845	—	33,098,845
U.S. Government & Agency Obligations	—	10,875,253	—	10,875,253
Senior Loans:
Industrials	—	324,358	$45,018	369,376
Other Senior Loans	—	1,929,563	—	1,929,563
Mortgage-Backed Securities	—	2,160,094	—	2,160,094

Total Long-Term Investments	—	171,519,093	45,018	171,564,111

Short-Term Investments†	—	24,853,916	—	24,853,916

Total Investments	—	$196,373,009	$45,018	$196,418,027

Other Financial Instruments:
Futures Contracts	$287,881	—	—	$287,881
Centrally Cleared Interest Rate Swaps	—	$230,094	—	230,094

Total Other Financial Instruments	$287,881	$230,094	—	$517,975

Total	$287,881	$196,603,103	$45,018	$196,936,002

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$5,695	—	—	$5,695
Futures Contracts	36,171	—	—	36,171

Total	$41,866	—	—	$41,866

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason Inc. While Cash Management Portfolio is not a registered

Notes to Schedule of Investments (unaudited) (continued)

money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 28, 2019. The following transactions were effected in shares of such companies for the period ended February 28, 2019.

	Affiliate Value at May 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$134,056,916	134,056,916	$109,203,000	109,203,000	—	$453,628	—	$24,853,916

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 22, 2019

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 22, 2019